Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 21. Subsequent Event

Retrospective Adjustment for Discontinued Operations

During the nine months ended September 30, 2013, we sold 21 properties for an aggregate of $47.4 million, net of selling costs, and recognized a net loss on the sales totaling $2.9 million and lease termination income of $8.1 million, excluding impairment charges totaling $4.1 million previously recognized during the fourth quarter of 2012.

During the three months ended September 30, 2013, we entered into contracts to sell nine domestic properties for $51.4 million. We recognized impairment charges of $3.0 million, inclusive of amounts attributable to noncontrolling interests of $0.9 million, and allowances for credit losses totaling $5.7 million, inclusive of amounts attributable to noncontrolling interests of $1.7 million, on several of these properties during the second quarter of 2013. At September 30, 2013, these properties were classified as Assets held for sale in the consolidated balance sheets. We completed the sales of the properties in October 2013.

In March 2013, a tenant in one of our domestic properties filed for bankruptcy and ceased paying rent to us. As a result, we suspended debt service payments on the related non-recourse mortgage loan. In April 2013, the bankruptcy court appointed a receiver to take possession of the property, and we no longer had control over the activities that most significantly impacted the economic performance of the property. In June 2013, the property was sold in a foreclosure auction, at which point we deconsolidated the investment with carrying values for its net investment in properties and non-recourse debt of $8.7 million and $13.0 million, respectively, and recognized a gain on the deconsolidation of $4.7 million, excluding an impairment charge of $9.3 million recognized during the first quarter of 2013.

The accompanying consolidated statements of income have been retrospectively adjusted and the net results of operations of each of these properties have been reclassified to discontinued operations for the years ended December 31, 2012, 2011, and 2010. The net effect of the reclassification represents an increase of $2.8 million, or 4.9%, in our previously reported income from continuing operations for the year ended December 31, 2012, a decrease of $5.0 million, or 17.0%, in our previously reported income from continuing operations for the year ended December 31, 2011, and an increase of $4.2 million, or 7.7%, in our previously reported income from continuing operations for the year ended December 31, 2010. There was no effect on our previously reported net income, financial condition, or cash flows.